Label	Element	Value
Oppenheimer Revenue Weighted ETF Trust Fund | Oppenheimer Utilities Sector Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Oppenheimer Utilities Sector Revenue ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Oppenheimer Utilities Sector Revenue ETF (the “Fund”) seeks to outperform the total return performance of the S&P 500® Utilities Index, the Fund’s benchmark index (the “Benchmark Index”).
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 2, 2017
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Utilities Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in utilities companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines utilities companies as companies that are included in the Benchmark Index at the time of purchase. Utilities companies include companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund will concentrate its investments in the utilities industry to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its net assets in utilities companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Concentration Risk The Fund will concentrate in industries to the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Utilities Sector Risk The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Risk, Lose Money	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Oppenheimer Revenue Weighted ETF Trust Fund | Oppenheimer Utilities Sector Revenue ETF | Oppenheimer Utilities Sector Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	$ 203

[1]	Oppenheimer Revenue Weighted ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser, ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through December 2, 2017, unless approved by the Board. If Total Annual Fund Operating Expenses would fall below the expense limit, VTL may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it reimbursed during the previous three year period. The amount of recoupment will not exceed any current expense cap or an expense cap that existed during the period for which expenses were recouped.